Commitment and contingencies (Details) ¥ in Millions			1 Months Ended		12 Months Ended
	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Commitment [Line Items]
Total consideration	$ 20,700,000	¥ 151.4	$ 17,100,000	¥ 125.0
Deposit											$ 2,100,000	¥ 15.0
Annual interest	7.00%	7.00%			7.00%	7.00%
Interest expense											1,100,000	7.8
Facilities and infrastructure consideration																$ 11,700,000	¥ 85.2
Remaining balance payable					$ 3,700,000								¥ 27.2	$ 0.3	¥ 2.0
Total paid					17,000,000	¥ 124.2
Real estate and land use rights transferred					11,700,000	¥ 85.2
Remaining assets, valued					$ 9,100,000								¥ 66.2
Immaterial Asset Acquisitions [Member]
Commitment [Line Items]
Acquisition price							$ 1,500,000	¥ 11.0	$ 6,400,000	¥ 47.0	$ 7,100,000	¥ 52.0